Goodwill - Schedule of Changes in the Carrying Amount of Goodwill (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Goodwill [Line Items]
Goodwill, Beginning Balance		$ 31,928
Impairment		(31,928)	$ (11,941)
Reclassification to held-for-sale assets (Note 17)			(12,300)
Goodwill, Ending Balance		0	31,928
Easemob
Goodwill [Line Items]
Goodwill, Beginning Balance		31,928
Impairment	$ (31,900)	(31,928)	(8,900)
Goodwill, Ending Balance		$ 0	$ 31,928